Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund
Entity Central Index Key	0000356494
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
VIP Value Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 559,664,040
Holdings Count | shares	111
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$559,664,040
Number of Holdings	111
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.5 Industrials 14.6 Health Care 12.2 Consumer Discretionary 9.8 Energy 8.0 Consumer Staples 7.5 Information Technology 6.3 Utilities 4.9 Communication Services 4.8 Real Estate 4.7 Materials 4.1 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 91.4 Canada 4.2 United Kingdom 1.1 Puerto Rico 1.0 Hong Kong 0.7 Portugal 0.7 Switzerland 0.5 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Canada - 4.2 United Kingdom - 1.1 Puerto Rico - 1.0 Hong Kong - 0.7 Portugal - 0.7 Switzerland - 0.5 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 3.0 Exxon Mobil Corp 2.5 Alphabet Inc Class A 2.1 CVS Health Corp 2.0 Travelers Companies Inc/The 1.8 GSK PLC ADR 1.7 East West Bancorp Inc 1.7 Apollo Global Management Inc 1.6 First Citizens BancShares Inc/NC Class A 1.5 Molina Healthcare Inc 1.4 19.3
VIP Value Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 559,664,040
Holdings Count | shares	111
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$559,664,040
Number of Holdings	111
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.5 Industrials 14.6 Health Care 12.2 Consumer Discretionary 9.8 Energy 8.0 Consumer Staples 7.5 Information Technology 6.3 Utilities 4.9 Communication Services 4.8 Real Estate 4.7 Materials 4.1 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 91.4 Canada 4.2 United Kingdom 1.1 Puerto Rico 1.0 Hong Kong 0.7 Portugal 0.7 Switzerland 0.5 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Canada - 4.2 United Kingdom - 1.1 Puerto Rico - 1.0 Hong Kong - 0.7 Portugal - 0.7 Switzerland - 0.5 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 3.0 Exxon Mobil Corp 2.5 Alphabet Inc Class A 2.1 CVS Health Corp 2.0 Travelers Companies Inc/The 1.8 GSK PLC ADR 1.7 East West Bancorp Inc 1.7 Apollo Global Management Inc 1.6 First Citizens BancShares Inc/NC Class A 1.5 Molina Healthcare Inc 1.4 19.3
VIP Value Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 559,664,040
Holdings Count | shares	111
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$559,664,040
Number of Holdings	111
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.5 Industrials 14.6 Health Care 12.2 Consumer Discretionary 9.8 Energy 8.0 Consumer Staples 7.5 Information Technology 6.3 Utilities 4.9 Communication Services 4.8 Real Estate 4.7 Materials 4.1 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 91.4 Canada 4.2 United Kingdom 1.1 Puerto Rico 1.0 Hong Kong 0.7 Portugal 0.7 Switzerland 0.5 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Canada - 4.2 United Kingdom - 1.1 Puerto Rico - 1.0 Hong Kong - 0.7 Portugal - 0.7 Switzerland - 0.5 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 3.0 Exxon Mobil Corp 2.5 Alphabet Inc Class A 2.1 CVS Health Corp 2.0 Travelers Companies Inc/The 1.8 GSK PLC ADR 1.7 East West Bancorp Inc 1.7 Apollo Global Management Inc 1.6 First Citizens BancShares Inc/NC Class A 1.5 Molina Healthcare Inc 1.4 19.3
VIP Value Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 559,664,040
Holdings Count | shares	111
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$559,664,040
Number of Holdings	111
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.5 Industrials 14.6 Health Care 12.2 Consumer Discretionary 9.8 Energy 8.0 Consumer Staples 7.5 Information Technology 6.3 Utilities 4.9 Communication Services 4.8 Real Estate 4.7 Materials 4.1 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 91.4 Canada 4.2 United Kingdom 1.1 Puerto Rico 1.0 Hong Kong 0.7 Portugal 0.7 Switzerland 0.5 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Canada - 4.2 United Kingdom - 1.1 Puerto Rico - 1.0 Hong Kong - 0.7 Portugal - 0.7 Switzerland - 0.5 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 3.0 Exxon Mobil Corp 2.5 Alphabet Inc Class A 2.1 CVS Health Corp 2.0 Travelers Companies Inc/The 1.8 GSK PLC ADR 1.7 East West Bancorp Inc 1.7 Apollo Global Management Inc 1.6 First Citizens BancShares Inc/NC Class A 1.5 Molina Healthcare Inc 1.4 19.3
VIP Stock Selector Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 4,276,900,478
Holdings Count | shares	319
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,276,900,478
Number of Holdings	319
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.8 Financials 13.9 Communication Services 10.5 Consumer Discretionary 10.2 Health Care 9.2 Industrials 8.6 Consumer Staples 5.5 Energy 3.1 Utilities 2.2 Real Estate 2.0 Materials 1.8 Common Stocks 98.7 Preferred Stocks 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 94.5 Canada 1.4 Taiwan 0.8 Netherlands 0.7 United Kingdom 0.7 Puerto Rico 0.3 Ireland 0.3 Korea (South) 0.2 Spain 0.2 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 1.4 Taiwan - 0.8 Netherlands - 0.7 United Kingdom - 0.7 Puerto Rico - 0.3 Ireland - 0.3 Korea (South) - 0.2 Spain - 0.2 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.3 NVIDIA Corp 8.1 Apple Inc 6.7 Amazon.com Inc 4.7 Alphabet Inc Class A 4.5 Meta Platforms Inc Class A 3.5 Broadcom Inc 2.0 Tesla Inc 1.4 Exxon Mobil Corp 1.4 Cisco Systems Inc 1.3 41.9
VIP Stock Selector Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 4,276,900,478
Holdings Count | shares	319
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,276,900,478
Number of Holdings	319
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.8 Financials 13.9 Communication Services 10.5 Consumer Discretionary 10.2 Health Care 9.2 Industrials 8.6 Consumer Staples 5.5 Energy 3.1 Utilities 2.2 Real Estate 2.0 Materials 1.8 Common Stocks 98.7 Preferred Stocks 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 94.5 Canada 1.4 Taiwan 0.8 Netherlands 0.7 United Kingdom 0.7 Puerto Rico 0.3 Ireland 0.3 Korea (South) 0.2 Spain 0.2 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 1.4 Taiwan - 0.8 Netherlands - 0.7 United Kingdom - 0.7 Puerto Rico - 0.3 Ireland - 0.3 Korea (South) - 0.2 Spain - 0.2 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.3 NVIDIA Corp 8.1 Apple Inc 6.7 Amazon.com Inc 4.7 Alphabet Inc Class A 4.5 Meta Platforms Inc Class A 3.5 Broadcom Inc 2.0 Tesla Inc 1.4 Exxon Mobil Corp 1.4 Cisco Systems Inc 1.3 41.9
VIP Stock Selector Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 4,276,900,478
Holdings Count | shares	319
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,276,900,478
Number of Holdings	319
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.8 Financials 13.9 Communication Services 10.5 Consumer Discretionary 10.2 Health Care 9.2 Industrials 8.6 Consumer Staples 5.5 Energy 3.1 Utilities 2.2 Real Estate 2.0 Materials 1.8 Common Stocks 98.7 Preferred Stocks 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 94.5 Canada 1.4 Taiwan 0.8 Netherlands 0.7 United Kingdom 0.7 Puerto Rico 0.3 Ireland 0.3 Korea (South) 0.2 Spain 0.2 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 1.4 Taiwan - 0.8 Netherlands - 0.7 United Kingdom - 0.7 Puerto Rico - 0.3 Ireland - 0.3 Korea (South) - 0.2 Spain - 0.2 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.3 NVIDIA Corp 8.1 Apple Inc 6.7 Amazon.com Inc 4.7 Alphabet Inc Class A 4.5 Meta Platforms Inc Class A 3.5 Broadcom Inc 2.0 Tesla Inc 1.4 Exxon Mobil Corp 1.4 Cisco Systems Inc 1.3 41.9
VIP Stock Selector Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 4,276,900,478
Holdings Count | shares	319
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,276,900,478
Number of Holdings	319
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.8 Financials 13.9 Communication Services 10.5 Consumer Discretionary 10.2 Health Care 9.2 Industrials 8.6 Consumer Staples 5.5 Energy 3.1 Utilities 2.2 Real Estate 2.0 Materials 1.8 Common Stocks 98.7 Preferred Stocks 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 94.5 Canada 1.4 Taiwan 0.8 Netherlands 0.7 United Kingdom 0.7 Puerto Rico 0.3 Ireland 0.3 Korea (South) 0.2 Spain 0.2 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 1.4 Taiwan - 0.8 Netherlands - 0.7 United Kingdom - 0.7 Puerto Rico - 0.3 Ireland - 0.3 Korea (South) - 0.2 Spain - 0.2 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.3 NVIDIA Corp 8.1 Apple Inc 6.7 Amazon.com Inc 4.7 Alphabet Inc Class A 4.5 Meta Platforms Inc Class A 3.5 Broadcom Inc 2.0 Tesla Inc 1.4 Exxon Mobil Corp 1.4 Cisco Systems Inc 1.3 41.9
VIP Overseas Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 53	0.98%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Net Assets	$ 2,244,593,046
Holdings Count | shares	85
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,244,593,046
Number of Holdings	85
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.0 Industrials 27.9 Information Technology 12.4 Materials 7.6 Communication Services 7.6 Health Care 6.6 Consumer Discretionary 6.0 Consumer Staples 1.6 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United Kingdom 17.4 United States 16.0 Japan 15.1 Germany 13.5 France 10.5 Netherlands 5.5 Italy 4.7 Spain 4.0 Denmark 2.7 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.4 United States - 16.0 Japan - 15.1 Germany - 13.5 France - 10.5 Netherlands - 5.5 Italy - 4.7 Spain - 4.0 Denmark - 2.7 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) SAP SE 3.4 Hitachi Ltd 2.6 Safran SA 2.5 Rolls-Royce Holdings PLC 2.5 RELX PLC 2.3 Schneider Electric SE 2.3 Banco Santander SA 2.3 Tokio Marine Holdings Inc 2.2 UniCredit SpA 2.2 Deutsche Telekom AG 2.1 24.4
VIP Overseas Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 45	0.83%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
Net Assets	$ 2,244,593,046
Holdings Count | shares	85
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,244,593,046
Number of Holdings	85
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.0 Industrials 27.9 Information Technology 12.4 Materials 7.6 Communication Services 7.6 Health Care 6.6 Consumer Discretionary 6.0 Consumer Staples 1.6 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United Kingdom 17.4 United States 16.0 Japan 15.1 Germany 13.5 France 10.5 Netherlands 5.5 Italy 4.7 Spain 4.0 Denmark 2.7 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.4 United States - 16.0 Japan - 15.1 Germany - 13.5 France - 10.5 Netherlands - 5.5 Italy - 4.7 Spain - 4.0 Denmark - 2.7 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) SAP SE 3.4 Hitachi Ltd 2.6 Safran SA 2.5 Rolls-Royce Holdings PLC 2.5 RELX PLC 2.3 Schneider Electric SE 2.3 Banco Santander SA 2.3 Tokio Marine Holdings Inc 2.2 UniCredit SpA 2.2 Deutsche Telekom AG 2.1 24.4
VIP Overseas Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 44	0.80%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
Net Assets	$ 2,244,593,046
Holdings Count | shares	85
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,244,593,046
Number of Holdings	85
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.0 Industrials 27.9 Information Technology 12.4 Materials 7.6 Communication Services 7.6 Health Care 6.6 Consumer Discretionary 6.0 Consumer Staples 1.6 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United Kingdom 17.4 United States 16.0 Japan 15.1 Germany 13.5 France 10.5 Netherlands 5.5 Italy 4.7 Spain 4.0 Denmark 2.7 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.4 United States - 16.0 Japan - 15.1 Germany - 13.5 France - 10.5 Netherlands - 5.5 Italy - 4.7 Spain - 4.0 Denmark - 2.7 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) SAP SE 3.4 Hitachi Ltd 2.6 Safran SA 2.5 Rolls-Royce Holdings PLC 2.5 RELX PLC 2.3 Schneider Electric SE 2.3 Banco Santander SA 2.3 Tokio Marine Holdings Inc 2.2 UniCredit SpA 2.2 Deutsche Telekom AG 2.1 24.4
VIP Overseas Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 40	0.73%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
Net Assets	$ 2,244,593,046
Holdings Count | shares	85
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,244,593,046
Number of Holdings	85
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.0 Industrials 27.9 Information Technology 12.4 Materials 7.6 Communication Services 7.6 Health Care 6.6 Consumer Discretionary 6.0 Consumer Staples 1.6 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United Kingdom 17.4 United States 16.0 Japan 15.1 Germany 13.5 France 10.5 Netherlands 5.5 Italy 4.7 Spain 4.0 Denmark 2.7 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.4 United States - 16.0 Japan - 15.1 Germany - 13.5 France - 10.5 Netherlands - 5.5 Italy - 4.7 Spain - 4.0 Denmark - 2.7 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) SAP SE 3.4 Hitachi Ltd 2.6 Safran SA 2.5 Rolls-Royce Holdings PLC 2.5 RELX PLC 2.3 Schneider Electric SE 2.3 Banco Santander SA 2.3 Tokio Marine Holdings Inc 2.2 UniCredit SpA 2.2 Deutsche Telekom AG 2.1 24.4
VIP High Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 792,911,867
Holdings Count | shares	763
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$792,911,867
Number of Holdings	763
Portfolio Turnover	99%

Holdings [Text Block]	BBB 2.4 BB 33.0 B 38.4 CCC,CC,C 15.6 Not Rated 3.8 Equities 4.8 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 2.4 BB - 33.0 B - 38.4 CCC,CC,C - 15.6 Not Rated - 3.8 Equities - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 80.5 Bank Loan Obligations 9.2 Common Stocks 2.8 Preferred Securities 2.5 Alternative Funds 1.7 Asset-Backed Securities 0.6 CMOs and Other Mortgage Related Securities 0.4 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 80.5 Bank Loan Obligations - 9.2 Common Stocks - 2.8 Preferred Securities - 2.5 Alternative Funds - 1.7 Asset-Backed Securities - 0.6 CMOs and Other Mortgage Related Securities - 0.4 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 84.6 Canada 3.0 United Kingdom 2.1 France 1.9 Ireland 0.8 Grand Cayman (UK Overseas Ter) 0.7 Israel 0.6 Switzerland 0.6 Panama 0.5 Others 5.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.6 Canada - 3.0 United Kingdom - 2.1 France - 1.9 Ireland - 0.8 Grand Cayman (UK Overseas Ter) - 0.7 Israel - 0.6 Switzerland - 0.6 Panama - 0.5 Others - 5.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mesquite Energy Inc 2.1 Fidelity Private Credit Company LLC 1.7 Altice France SA 1.4 TransDigm Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 EchoStar Corp 1.0 Level 3 Financing Inc 1.0 1261229 BC Ltd 1.0 Carnival Corp 1.0 CHS/Community Health Systems Inc 0.8 12.5
VIP High Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 792,911,867
Holdings Count | shares	763
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$792,911,867
Number of Holdings	763
Portfolio Turnover	99%

Holdings [Text Block]	BBB 2.4 BB 33.0 B 38.4 CCC,CC,C 15.6 Not Rated 3.8 Equities 4.8 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 2.4 BB - 33.0 B - 38.4 CCC,CC,C - 15.6 Not Rated - 3.8 Equities - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 80.5 Bank Loan Obligations 9.2 Common Stocks 2.8 Preferred Securities 2.5 Alternative Funds 1.7 Asset-Backed Securities 0.6 CMOs and Other Mortgage Related Securities 0.4 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 80.5 Bank Loan Obligations - 9.2 Common Stocks - 2.8 Preferred Securities - 2.5 Alternative Funds - 1.7 Asset-Backed Securities - 0.6 CMOs and Other Mortgage Related Securities - 0.4 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 84.6 Canada 3.0 United Kingdom 2.1 France 1.9 Ireland 0.8 Grand Cayman (UK Overseas Ter) 0.7 Israel 0.6 Switzerland 0.6 Panama 0.5 Others 5.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.6 Canada - 3.0 United Kingdom - 2.1 France - 1.9 Ireland - 0.8 Grand Cayman (UK Overseas Ter) - 0.7 Israel - 0.6 Switzerland - 0.6 Panama - 0.5 Others - 5.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mesquite Energy Inc 2.1 Fidelity Private Credit Company LLC 1.7 Altice France SA 1.4 TransDigm Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 EchoStar Corp 1.0 Level 3 Financing Inc 1.0 1261229 BC Ltd 1.0 Carnival Corp 1.0 CHS/Community Health Systems Inc 0.8 12.5
VIP High Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 792,911,867
Holdings Count | shares	763
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$792,911,867
Number of Holdings	763
Portfolio Turnover	99%

Holdings [Text Block]	BBB 2.4 BB 33.0 B 38.4 CCC,CC,C 15.6 Not Rated 3.8 Equities 4.8 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 2.4 BB - 33.0 B - 38.4 CCC,CC,C - 15.6 Not Rated - 3.8 Equities - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 80.5 Bank Loan Obligations 9.2 Common Stocks 2.8 Preferred Securities 2.5 Alternative Funds 1.7 Asset-Backed Securities 0.6 CMOs and Other Mortgage Related Securities 0.4 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 80.5 Bank Loan Obligations - 9.2 Common Stocks - 2.8 Preferred Securities - 2.5 Alternative Funds - 1.7 Asset-Backed Securities - 0.6 CMOs and Other Mortgage Related Securities - 0.4 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 84.6 Canada 3.0 United Kingdom 2.1 France 1.9 Ireland 0.8 Grand Cayman (UK Overseas Ter) 0.7 Israel 0.6 Switzerland 0.6 Panama 0.5 Others 5.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.6 Canada - 3.0 United Kingdom - 2.1 France - 1.9 Ireland - 0.8 Grand Cayman (UK Overseas Ter) - 0.7 Israel - 0.6 Switzerland - 0.6 Panama - 0.5 Others - 5.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mesquite Energy Inc 2.1 Fidelity Private Credit Company LLC 1.7 Altice France SA 1.4 TransDigm Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 EchoStar Corp 1.0 Level 3 Financing Inc 1.0 1261229 BC Ltd 1.0 Carnival Corp 1.0 CHS/Community Health Systems Inc 0.8 12.5
VIP High Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 792,911,867
Holdings Count | shares	763
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$792,911,867
Number of Holdings	763
Portfolio Turnover	99%

Holdings [Text Block]	BBB 2.4 BB 33.0 B 38.4 CCC,CC,C 15.6 Not Rated 3.8 Equities 4.8 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 2.4 BB - 33.0 B - 38.4 CCC,CC,C - 15.6 Not Rated - 3.8 Equities - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 80.5 Bank Loan Obligations 9.2 Common Stocks 2.8 Preferred Securities 2.5 Alternative Funds 1.7 Asset-Backed Securities 0.6 CMOs and Other Mortgage Related Securities 0.4 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 80.5 Bank Loan Obligations - 9.2 Common Stocks - 2.8 Preferred Securities - 2.5 Alternative Funds - 1.7 Asset-Backed Securities - 0.6 CMOs and Other Mortgage Related Securities - 0.4 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 84.6 Canada 3.0 United Kingdom 2.1 France 1.9 Ireland 0.8 Grand Cayman (UK Overseas Ter) 0.7 Israel 0.6 Switzerland 0.6 Panama 0.5 Others 5.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.6 Canada - 3.0 United Kingdom - 2.1 France - 1.9 Ireland - 0.8 Grand Cayman (UK Overseas Ter) - 0.7 Israel - 0.6 Switzerland - 0.6 Panama - 0.5 Others - 5.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mesquite Energy Inc 2.1 Fidelity Private Credit Company LLC 1.7 Altice France SA 1.4 TransDigm Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 EchoStar Corp 1.0 Level 3 Financing Inc 1.0 1261229 BC Ltd 1.0 Carnival Corp 1.0 CHS/Community Health Systems Inc 0.8 12.5
VIP Growth Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 11,140,500,815
Holdings Count | shares	146
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$11,140,500,815
Number of Holdings	146
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.1 Consumer Discretionary 18.7 Health Care 13.8 Communication Services 10.3 Financials 10.0 Industrials 8.9 Consumer Staples 2.2 Materials 2.0 Energy 1.4 Real Estate 0.8 Common Stocks 98.9 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 88.7 Taiwan 2.6 China 2.0 Brazil 1.6 Canada 1.3 Israel 1.0 Netherlands 0.7 Belgium 0.6 United Kingdom 0.6 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Taiwan - 2.6 China - 2.0 Brazil - 1.6 Canada - 1.3 Israel - 1.0 Netherlands - 0.7 Belgium - 0.6 United Kingdom - 0.6 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.7 Amazon.com Inc 10.9 Microsoft Corp 5.9 Alphabet Inc Class A 4.7 Apple Inc 3.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.5 Mastercard Inc Class A 2.5 Eli Lilly & Co 2.4 Meta Platforms Inc Class A 2.4 Visa Inc Class A 2.4 49.3
VIP Growth Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 11,140,500,815
Holdings Count | shares	146
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$11,140,500,815
Number of Holdings	146
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.1 Consumer Discretionary 18.7 Health Care 13.8 Communication Services 10.3 Financials 10.0 Industrials 8.9 Consumer Staples 2.2 Materials 2.0 Energy 1.4 Real Estate 0.8 Common Stocks 98.9 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 88.7 Taiwan 2.6 China 2.0 Brazil 1.6 Canada 1.3 Israel 1.0 Netherlands 0.7 Belgium 0.6 United Kingdom 0.6 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Taiwan - 2.6 China - 2.0 Brazil - 1.6 Canada - 1.3 Israel - 1.0 Netherlands - 0.7 Belgium - 0.6 United Kingdom - 0.6 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.7 Amazon.com Inc 10.9 Microsoft Corp 5.9 Alphabet Inc Class A 4.7 Apple Inc 3.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.5 Mastercard Inc Class A 2.5 Eli Lilly & Co 2.4 Meta Platforms Inc Class A 2.4 Visa Inc Class A 2.4 49.3
VIP Growth Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 11,140,500,815
Holdings Count | shares	146
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$11,140,500,815
Number of Holdings	146
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.1 Consumer Discretionary 18.7 Health Care 13.8 Communication Services 10.3 Financials 10.0 Industrials 8.9 Consumer Staples 2.2 Materials 2.0 Energy 1.4 Real Estate 0.8 Common Stocks 98.9 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 88.7 Taiwan 2.6 China 2.0 Brazil 1.6 Canada 1.3 Israel 1.0 Netherlands 0.7 Belgium 0.6 United Kingdom 0.6 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Taiwan - 2.6 China - 2.0 Brazil - 1.6 Canada - 1.3 Israel - 1.0 Netherlands - 0.7 Belgium - 0.6 United Kingdom - 0.6 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.7 Amazon.com Inc 10.9 Microsoft Corp 5.9 Alphabet Inc Class A 4.7 Apple Inc 3.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.5 Mastercard Inc Class A 2.5 Eli Lilly & Co 2.4 Meta Platforms Inc Class A 2.4 Visa Inc Class A 2.4 49.3
VIP Growth Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 11,140,500,815
Holdings Count | shares	146
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$11,140,500,815
Number of Holdings	146
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.1 Consumer Discretionary 18.7 Health Care 13.8 Communication Services 10.3 Financials 10.0 Industrials 8.9 Consumer Staples 2.2 Materials 2.0 Energy 1.4 Real Estate 0.8 Common Stocks 98.9 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 88.7 Taiwan 2.6 China 2.0 Brazil 1.6 Canada 1.3 Israel 1.0 Netherlands 0.7 Belgium 0.6 United Kingdom 0.6 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Taiwan - 2.6 China - 2.0 Brazil - 1.6 Canada - 1.3 Israel - 1.0 Netherlands - 0.7 Belgium - 0.6 United Kingdom - 0.6 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.7 Amazon.com Inc 10.9 Microsoft Corp 5.9 Alphabet Inc Class A 4.7 Apple Inc 3.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.5 Mastercard Inc Class A 2.5 Eli Lilly & Co 2.4 Meta Platforms Inc Class A 2.4 Visa Inc Class A 2.4 49.3
VIP Floating Rate High Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Floating Rate High Income Portfolio
Class Name	VIP Floating Rate High Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 422,557,103
Holdings Count | shares	555
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$422,557,103
Number of Holdings	555
Portfolio Turnover	69%

Holdings [Text Block]	A 0.0 BBB 1.4 BB 20.3 B 58.1 CCC,CC,C 9.2 D 0.0 Not Rated 4.6 Equities 1.6 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 1.4 BB - 20.3 B - 58.1 CCC,CC,C - 9.2 D - 0.0 Not Rated - 4.6 Equities - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.0 Corporate Bonds 3.7 Common Stocks 1.0 Alternative Funds 0.6 Asset-Backed Securities 0.5 Preferred Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.0 Corporate Bonds - 3.7 Common Stocks - 1.0 Alternative Funds - 0.6 Asset-Backed Securities - 0.5 Preferred Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 91.1 United Kingdom 2.9 Canada 1.4 France 1.3 Netherlands 0.7 Grand Cayman (UK Overseas Ter) 0.6 Puerto Rico 0.4 Luxembourg 0.3 Sweden 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 United Kingdom - 2.9 Canada - 1.4 France - 1.3 Netherlands - 0.7 Grand Cayman (UK Overseas Ter) - 0.6 Puerto Rico - 0.4 Luxembourg - 0.3 Sweden - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.6 Fertitta Entertainment LLC/NV 1.4 Altice France SA 1.3 Acrisure LLC 1.3 Clydesdale Acquisition Holdings Inc 1.2 MH Sub I LLC 1.2 Polaris Newco LLC 1.1 Lumen Technologies Inc 1.0 X Corp 1.0 14.7
VIP Floating Rate High Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Floating Rate High Income Portfolio
Class Name	VIP Floating Rate High Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 422,557,103
Holdings Count | shares	555
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$422,557,103
Number of Holdings	555
Portfolio Turnover	69%

Holdings [Text Block]	A 0.0 BBB 1.4 BB 20.3 B 58.1 CCC,CC,C 9.2 D 0.0 Not Rated 4.6 Equities 1.6 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 1.4 BB - 20.3 B - 58.1 CCC,CC,C - 9.2 D - 0.0 Not Rated - 4.6 Equities - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.0 Corporate Bonds 3.7 Common Stocks 1.0 Alternative Funds 0.6 Asset-Backed Securities 0.5 Preferred Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.0 Corporate Bonds - 3.7 Common Stocks - 1.0 Alternative Funds - 0.6 Asset-Backed Securities - 0.5 Preferred Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 91.1 United Kingdom 2.9 Canada 1.4 France 1.3 Netherlands 0.7 Grand Cayman (UK Overseas Ter) 0.6 Puerto Rico 0.4 Luxembourg 0.3 Sweden 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 United Kingdom - 2.9 Canada - 1.4 France - 1.3 Netherlands - 0.7 Grand Cayman (UK Overseas Ter) - 0.6 Puerto Rico - 0.4 Luxembourg - 0.3 Sweden - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.6 Fertitta Entertainment LLC/NV 1.4 Altice France SA 1.3 Acrisure LLC 1.3 Clydesdale Acquisition Holdings Inc 1.2 MH Sub I LLC 1.2 Polaris Newco LLC 1.1 Lumen Technologies Inc 1.0 X Corp 1.0 14.7
VIP Equity-Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 6,435,124,226
Holdings Count | shares	123
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$6,435,124,226
Number of Holdings	123
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 12.0 Health Care 11.0 Consumer Staples 10.0 Information Technology 9.6 Communication Services 7.6 Consumer Discretionary 7.3 Energy 6.7 Utilities 6.1 Materials 3.9 Real Estate 2.4 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 88.8 Canada 2.9 United Kingdom 2.3 Taiwan 1.4 Netherlands 1.0 Ireland 0.8 Korea (South) 0.8 Germany 0.8 Japan 0.6 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Canada - 2.9 United Kingdom - 2.3 Taiwan - 1.4 Netherlands - 1.0 Ireland - 0.8 Korea (South) - 0.8 Germany - 0.8 Japan - 0.6 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.8 Exxon Mobil Corp 2.9 Linde PLC 2.3 Alphabet Inc Class A 2.3 Wells Fargo & Co 2.2 Walmart Inc 2.0 Bank of America Corp 2.0 Procter & Gamble Co/The 1.7 Microsoft Corp 1.7 Chubb Ltd 1.6 22.5
VIP Equity-Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 6,435,124,226
Holdings Count | shares	123
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$6,435,124,226
Number of Holdings	123
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 12.0 Health Care 11.0 Consumer Staples 10.0 Information Technology 9.6 Communication Services 7.6 Consumer Discretionary 7.3 Energy 6.7 Utilities 6.1 Materials 3.9 Real Estate 2.4 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 88.8 Canada 2.9 United Kingdom 2.3 Taiwan 1.4 Netherlands 1.0 Ireland 0.8 Korea (South) 0.8 Germany 0.8 Japan 0.6 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Canada - 2.9 United Kingdom - 2.3 Taiwan - 1.4 Netherlands - 1.0 Ireland - 0.8 Korea (South) - 0.8 Germany - 0.8 Japan - 0.6 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.8 Exxon Mobil Corp 2.9 Linde PLC 2.3 Alphabet Inc Class A 2.3 Wells Fargo & Co 2.2 Walmart Inc 2.0 Bank of America Corp 2.0 Procter & Gamble Co/The 1.7 Microsoft Corp 1.7 Chubb Ltd 1.6 22.5
VIP Equity Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 6,435,124,226
Holdings Count | shares	123
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$6,435,124,226
Number of Holdings	123
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 12.0 Health Care 11.0 Consumer Staples 10.0 Information Technology 9.6 Communication Services 7.6 Consumer Discretionary 7.3 Energy 6.7 Utilities 6.1 Materials 3.9 Real Estate 2.4 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 88.8 Canada 2.9 United Kingdom 2.3 Taiwan 1.4 Netherlands 1.0 Ireland 0.8 Korea (South) 0.8 Germany 0.8 Japan 0.6 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Canada - 2.9 United Kingdom - 2.3 Taiwan - 1.4 Netherlands - 1.0 Ireland - 0.8 Korea (South) - 0.8 Germany - 0.8 Japan - 0.6 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.8 Exxon Mobil Corp 2.9 Linde PLC 2.3 Alphabet Inc Class A 2.3 Wells Fargo & Co 2.2 Walmart Inc 2.0 Bank of America Corp 2.0 Procter & Gamble Co/The 1.7 Microsoft Corp 1.7 Chubb Ltd 1.6 22.5
VIP Equity-Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 6,435,124,226
Holdings Count | shares	123
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$6,435,124,226
Number of Holdings	123
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 12.0 Health Care 11.0 Consumer Staples 10.0 Information Technology 9.6 Communication Services 7.6 Consumer Discretionary 7.3 Energy 6.7 Utilities 6.1 Materials 3.9 Real Estate 2.4 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 88.8 Canada 2.9 United Kingdom 2.3 Taiwan 1.4 Netherlands 1.0 Ireland 0.8 Korea (South) 0.8 Germany 0.8 Japan 0.6 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Canada - 2.9 United Kingdom - 2.3 Taiwan - 1.4 Netherlands - 1.0 Ireland - 0.8 Korea (South) - 0.8 Germany - 0.8 Japan - 0.6 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.8 Exxon Mobil Corp 2.9 Linde PLC 2.3 Alphabet Inc Class A 2.3 Wells Fargo & Co 2.2 Walmart Inc 2.0 Bank of America Corp 2.0 Procter & Gamble Co/The 1.7 Microsoft Corp 1.7 Chubb Ltd 1.6 22.5
VIP Floating Rate High Income Portfolio Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Floating Rate High Income Portfolio
Class Name	VIP Floating Rate High Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period April 30, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 15	0.88%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.88%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 422,557,103
Holdings Count | shares	555
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$422,557,103
Number of Holdings	555
Portfolio Turnover	69%

Holdings [Text Block]	A 0.0 BBB 1.4 BB 20.3 B 58.1 CCC,CC,C 9.2 D 0.0 Not Rated 4.6 Equities 1.6 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 1.4 BB - 20.3 B - 58.1 CCC,CC,C - 9.2 D - 0.0 Not Rated - 4.6 Equities - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.0 Corporate Bonds 3.7 Common Stocks 1.0 Alternative Funds 0.6 Asset-Backed Securities 0.5 Preferred Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.0 Corporate Bonds - 3.7 Common Stocks - 1.0 Alternative Funds - 0.6 Asset-Backed Securities - 0.5 Preferred Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 91.1 United Kingdom 2.9 Canada 1.4 France 1.3 Netherlands 0.7 Grand Cayman (UK Overseas Ter) 0.6 Puerto Rico 0.4 Luxembourg 0.3 Sweden 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 United Kingdom - 2.9 Canada - 1.4 France - 1.3 Netherlands - 0.7 Grand Cayman (UK Overseas Ter) - 0.6 Puerto Rico - 0.4 Luxembourg - 0.3 Sweden - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.6 Fertitta Entertainment LLC/NV 1.4 Altice France SA 1.3 Acrisure LLC 1.3 Clydesdale Acquisition Holdings Inc 1.2 MH Sub I LLC 1.2 Polaris Newco LLC 1.1 Lumen Technologies Inc 1.0 X Corp 1.0 14.7